Material accounting policies - Additional Information (Detail)	12 Months Ended
Dec. 31, 2024 $ / shares
Placement agent fees | Bottom of range
Disclosure Of Significant Accounting Policies [Line Items]
Useful life, intangible assets other than goodwill	10 years
Placement agent fees | Top of range
Disclosure Of Significant Accounting Policies [Line Items]
Useful life, intangible assets other than goodwill	25 years
Computer software [member]
Disclosure Of Significant Accounting Policies [Line Items]
Useful life, intangible assets other than goodwill	5 years
Total shareholder return threshold, percentage	8.00%
Share-based compensation, boost grant, percentage	20.00%
Fixed quarterly dividend	$ 0.15